SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Property Plant And Equipment Estimated Useful Lives [Table Text Block]
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the assets, at the following annual rates:

%

Computers and peripheral equipment	33
Office furniture and equipment	6 - 20 (mainly 15%)
Leasehold improvements	Over the shorter of the term of the lease or the useful life of the asset

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
Fair values were estimated using the following weighted-average assumptions (annualized percentages):

	Year ended December 31,
	2011	2012	2013

Dividend yield	0%	0%	0%
Expected volatility	53.5%-59.6%	56.6%-61.5%	58.9%-61.9%
Risk-free interest	0.8%-2.04%	0.54%-1.04%	0.63%-1.78%
Expected life	4.67-5.69 years	4.79-5.70 years	4.72-5.67 years
Forfeiture rate	10.0%	5.5%	4.0%

Schedule Of Equity Based Compensation Expenses [Table Text Block]
The total equity-based compensation expenses relating to all of the Company's equity-based awards recognized for the years ended December 31, 2011, 2012 and 2013 were included in items of the consolidated statements of operations as follows:

	Year ended December 31,
	2011		2012	2013

Cost of revenues	$130		$61	$62
Research and development expenses, net	526		430	408
Selling and marketing expenses	964		437	625
General and administrative expenses	703		601	606

Total equity-based compensation expenses	$2,323	*)	$1,529	$1,701

*)       Also includes equity-based compensation that was classified as a liability.